Equity Compensation - Additional Information (Detail) - USD ($) $ in Thousands		9 Months Ended		12 Months Ended
	Dec. 31, 2020	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation expense		$ 8,060	$ 0	$ 379
PSU
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of units reserved for awards				105,000,000
Grant in period		6,825,000		16,350,000
Performance share description				Each vested PSU is exchangeable for one Unit of the Company.
Compensation expense		$ 8,100		$ 400
Unrecognized expense		$ 27,400		$ 22,700
Weighted average remaining period		2 years 3 months		3 years
PSU | Scenario, Forecast
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Consecutive trading days	30 days
PSU | Scenario, Forecast | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of award	0.00%
PSU | Scenario, Forecast | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of award	200.00%